Unaudited Interim Condensed Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Issued capital CNY (¥)	Treasury shares CNY (¥)	Capital reserve CNY (¥)	Retained earnings CNY (¥)	Total CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2020	¥ 162		¥ 555,255	¥ 100,684	¥ 656,101	¥ 5,068	¥ 661,169
Loss and total comprehensive loss for the period				(49,146)	(49,146)	750	(48,396)
Issuance of ordinary shares (Note 18)	32		288,612		288,644		288,644
Equity-settled share-based payments (Note 26)			32,908		32,908		32,908
Ending balance at Jun. 30, 2021	194		876,775	51,538	928,507	5,818	934,325
Beginning balance at Dec. 31, 2021	194	(1,274)	896,604	41,114	936,638	5,021	941,659
Loss and total comprehensive loss for the period				(31,021)	(31,021)	(591)	(31,612)	$ (4,720)
Equity-settled share-based payments (Note 26)			7,263		7,263		7,263
Ending balance at Jun. 30, 2022	¥ 194	¥ (1,274)	¥ 903,867	¥ 10,093	¥ 912,880	¥ 4,430	¥ 917,310	$ 136,949